PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated March 17, 2004 to the

Prospectus for Institutional and Administrative Class Shares Dated December 31, 2003

Disclosure Relating to the Convertible Fund

Effective April 1, 2004 the Convertible Fund’s (the “Fund”) investment quality guideline will change. The change is intended to better enable the Fund to invest in securities with credit qualities consistent with the Fund’s benchmark index.

All references to the Fund’s credit quality, including references contained in the Summary Information table and the Fund’s principal investments and strategies summary, are amended as follows:

Former Guideline	New Guideline

Caa to Aaa; Max 40% below Baa and 10% below B	Max 20% below B

The effect of the change to the Fund’s quality guideline is that the Fund will be permitted to invest in securities with lower-quality credit ratings. Investments in such securities will typically entail greater price volatility and principal and income risk, and may be less liquid than higher rated securities. Please refer to the Fund’s Statement of Additional Information for more information on the credit risk of securities with lower-quality credit ratings.

Investors Should Retain This Supplement For Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated March 17, 2004 to the

Real Return Strategy and IndexPLUS Prospectus for Class A, B and C Shares Dated October 31, 2003

Disclosure Relating to the Convertible Fund

Effective April 1, 2004 the Convertible Fund’s (the “Fund”) investment quality guideline will change. The change is intended to better enable the Fund to invest in securities with credit qualities consistent with the Fund’s benchmark index.

The reference to the Fund’s credit quality contained in the table of the Underlying Funds applicable to the All Asset Fund is amended as follows:

Former Guideline	New Guideline

Caa to Aaa; Max 40% below Baa and 10% below B	Max 20% below B

The effect of the change to the Fund’s quality guideline is that the Fund will be permitted to invest in securities with lower-quality credit ratings. Investments in such securities will typically entail greater price volatility and principal and income risk, and may be less liquid than higher rated securities. Please refer to the Fund’s Statement of Additional Information for more information on the credit risk of securities with lower-quality credit ratings.

Investors Should Retain This Supplement For Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated March 17, 2004 to the

Real Return Strategy and IndexPLUS Prospectus for Class D Shares Dated October 31, 2003

Disclosure Relating to the Convertible Fund

Effective April 1, 2004 the Convertible Fund’s (the “Fund”) investment quality guideline will change. The change is intended to better enable the Fund to invest in securities with credit qualities consistent with the Fund’s benchmark index.

The reference to the Fund’s credit quality contained in the table of the Underlying Funds applicable to the All Asset Fund is amended as follows:

Former Guideline	New Guideline

Caa to Aaa; Max 40% below Baa and 10% below B	Max 20% below B

The effect of the change to the Fund’s quality guideline is that the Fund will be permitted to invest in securities with lower-quality credit ratings. Investments in such securities will typically entail greater price volatility and principal and income risk, and may be less liquid than higher rated securities. Please refer to the Fund’s Statement of Additional Information for more information on the credit risk of securities with lower-quality credit ratings.

Investors Should Retain This Supplement For Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated March 17, 2004 to the

Strategic Markets Prospectus for Institutional and Administrative Class Shares Dated December 31, 2003

Disclosure Relating to the Convertible Fund

Effective April 1, 2004 the Convertible Fund’s (the “Fund”) investment quality guideline will change. The change is intended to better enable the Fund to invest in securities with credit qualities consistent with the Fund’s benchmark index.

The reference to the Fund’s credit quality contained in the table of the Underlying Funds applicable to the All Asset and All Asset All Authority Funds is amended as follows:

Former Guideline	New Guideline

Caa to Aaa; Max 40% below Baa and 10% below B	Max 20% below B

The effect of the change to the Fund’s quality guideline is that the Fund will be permitted to invest in securities with lower-quality credit ratings. Investments in such securities will typically entail greater price volatility and principal and income risk, and may be less liquid than higher rated securities. Please refer to the Fund’s Statement of Additional Information for more information on the credit risk of securities with lower-quality credit ratings.

Investors Should Retain This Supplement For Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated March 17, 2004 to the

Prospectus for Institutional and Administrative Class Shares Dated December 31, 2003

Disclosure Relating to the Short Duration Municipal Income Fund

The Board of Trustees of the PIMCO Funds: Pacific Investment Management Series approved a change to the principal investments and strategies of the Short Duration Municipal Income Fund (the “Fund”) that restricts the Fund from investing in securities subject to the alternative minimum tax (“AMT”). At the time of the Board’s decision, the Fund’s portfolio did not contain any securities subject to the AMT.

Accordingly, the first three sentences in the second paragraph of the Fund’s summary of principal investments and strategies are replaced with the following: “The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax.”

Investors Should Retain This Supplement For Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated March 17, 2004 to the

Prospectus for Class A and Class C Shares of the Municipal Bond Funds Dated July 31, 2003

Disclosure Relating to the Short Duration Municipal Income Fund

The Board of Trustees of the PIMCO Funds: Pacific Investment Management Series approved a change to the principal investments and strategies of the Short Duration Municipal Income Fund (the “Fund”) that restricts the Fund from investing in securities subject to the alternative minimum tax (“AMT”). At the time of the Board’s decision, the Fund’s portfolio did not contain any securities subject to the AMT.

Accordingly, the first three sentences in the second paragraph of the Fund’s summary of principal investments and strategies are replaced with the following: “The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax.”

Investors Should Retain This Supplement For Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated March 17, 2004 to the

Prospectus for Class D Shares of the Municipal Bond Funds Dated July 31, 2003

Disclosure Relating to the Short Duration Municipal Income Fund

The Board of Trustees of the PIMCO Funds: Pacific Investment Management Series approved a change to the principal investments and strategies of the Short Duration Municipal Income Fund (the “Fund”) that restricts the Fund from investing in securities subject to the alternative minimum tax (“AMT”). At the time of the Board’s decision, the Fund’s portfolio did not contain any securities subject to the AMT.

Accordingly, the first three sentences in the second paragraph of the Fund’s summary of principal investments and strategies are replaced with the following: “The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax.”

Investors Should Retain This Supplement For Future Reference